Financial risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial assets
Amount pledged to secure liabilities	$ 18,804	$ 25,869
Parent Entity
Financial assets
Amount pledged to secure liabilities	18,740	25,479
Cash
Financial assets
Amount pledged to secure liabilities	4,754	5,687
Cash | Parent Entity
Financial assets
Amount pledged to secure liabilities	4,690	5,315
Cash Deposit on Stock Borrowed
Financial assets
Amount pledged to secure liabilities	14	15
Cash Deposit on Stock Borrowed | Parent Entity
Financial assets
Amount pledged to secure liabilities	14	15
Securities (including certificates of deposit)
Financial assets
Amount pledged to secure liabilities	1,544	1,421
Securities (including certificates of deposit) | Parent Entity
Financial assets
Amount pledged to secure liabilities	1,544	1,421
Securities pledged under repurchase agreements
Financial assets
Amount pledged to secure liabilities	12,492	18,746
Securities pledged under repurchase agreements | Parent Entity
Financial assets
Amount pledged to secure liabilities	$ 12,492	$ 18,728